Pension, Savings, And Other Employee Benefits (Schedule of Fair Value of Plan Assets) (Details) - Pension Benefits - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 811,244	$ 778,872	$ 638,169
Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	21,152	23,815
Fixed income securities: | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	27,173	30,576
Fixed income securities: | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	762,919	505,374
Common and collective funds:
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		219,107
Level 1
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	21,152	23,815
Level 1 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	21,152	23,815
Level 1 | Fixed income securities: | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 1 | Fixed income securities: | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 1 | Common and collective funds:
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		0
Level 2
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	790,092	755,057
Level 2 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 2 | Fixed income securities: | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	27,173	30,576
Level 2 | Fixed income securities: | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	762,919	505,374
Level 2 | Common and collective funds:
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		219,107
Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Cash equivalents and money market funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income securities: | U.S. treasuries
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	0	0
Level 3 | Fixed income securities: | Corporate, municipal and foreign bonds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets	$ 0	0
Level 3 | Common and collective funds:
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Fair value of plan assets		$ 0